BUSINESS ACQUISITIONS - Acquisition of LYF - Consideration (Details) - LYF $ in Thousands	Mar. 05, 2021 CAD ($) instrument shares
Acquisition-date fair value of total consideration transferred [abstract]
Cash paid on closing	$ 3,909
Shares issued on closing | instrument	2,777,827
Value of shares issued on closing	$ 14,501
Contingent consideration	$ 2,198
Indemnity shares | shares	328,205
Value of indemnity shares	$ 1,713
Working capital adjustment	1,110
Settlement of pre-existing relationships	2,172
Total fair value of consideration	$ 25,603